Other provisions, contingent liabilities and contingent assets2 (Details) - Guarantees given by group companies for other group companies [Member] - Fully consolidated infrastructure projects companies [Member]
€ in Millions
Dec. 31, 2025 EUR (€)
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	€ 244
Conc prisiones lledoners [Member]
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	59
Centella tap mauro [Member]
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	10
I-66 Express Mobility Partners LLC [Member]
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	60
Misae Solar IV
Guarantees for fully consolidated and equity accounted infrastructure project companies [Line Items]
Maximum amount of oustanding guarantees	€ 115